Investment Strategy - Honeytree U.S. Equity ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Honeytree Investment Management Ltd. (the “Sub-Adviser”). The Fund does not seek to replicate the performance of a specified index. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
The Sub-Adviser employs a combined quantitative and fundamental methodology to identify a concentrated portfolio of fewer than 30 responsibly growing U.S. listed equity securities with the potential for capital appreciation. The Sub-Adviser considers a company to be responsibly growing when it is a purpose-driven, stakeholder-governed company that demonstrates strong governance and leadership, commitment to innovation, sustainably growing fundamentals, and a strategic focus on making a net positive impact on the world.
A purpose-driven company is an organization with a clear purpose or defining statement that guides its strategy and decision making. This purpose describes its values and goals and helps employees understand their role in achieving the organization’s vision. A company reflects its purpose through its culture and policies. A stakeholder-governed company has adopted corporate governance practices that consider the interest of all of the company’s stakeholders including, where applicable, customers, employees, suppliers, communities, investors, and the environment in its decision-making. A net positive impact company is defined as one who’s strategic focus is on improving the well-being for everyone and everything it impacts and at all scales, where applicable, including every product, every operation, every region and country, and every stakeholder, including employees, suppliers, communities, customers, and even future generations and the planet itself.
In selecting securities, the Sub-Adviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including, but not limited to, competitive advantage, predictable fundamentals (i.e., an established pattern of financial and other measurable fundamental outputs) that allow for the potential for earnings growth, skilled management teams, and consistent financials (demonstrated ability of a company to maintain its operations through troubled markets and economic conditions). The Sub-Adviser considers a company to have the potential for earnings growth where it has a consistent record of growth in free cash flow, dividends and earnings that are not generated by acquisitions, additional debt or macroeconomic related impacts.
In addition, the Sub-Adviser integrates environmental, social, and governance (“ESG”) considerations equally into its investment process. The Sub-Adviser utilizes its proprietary ESG criteria throughout the process and will exercise judgment to determine ESG best practices. As part of the Sub-Adviser’s ESG process, it will exclude investments in gambling and adult entertainment companies, as well as companies that produce weapons, tobacco, and fossil fuels from the Fund’s portfolio (the “Exclusion Screens”). The Sub-Adviser utilizes publicly available information when evaluating ESG criteria.
The Sub-Adviser’s investment process begins with the initial universe of U.S. listed equity securities. As of September 30, 2025, the initial universe consisted of approximately 2,860 U.S. listed equity securities. The Fund invests primarily in common stocks. Utilizing approximately 25 mostly quantitative qualification criteria, which includes, but is not limited to, dividend growth, revenue growth, application of the Exclusion Screens, board diversity, and investment grade credit ratings. This process results in a consideration set composed of approximately 50 highly liquid, mid- to large-cap profitable stocks with a market capitalization larger than $5 billion at time of purchase (the “Consideration Set”).
The Sub-Adviser then employs proprietary fundamental research, which evaluates companies on approximately 45 equally weighted, quantitative and qualitative fundamental criteria. These fundamental criteria include both traditional financial metrics, such as earnings growth, debt capacity and margin growth as well as non-financial ESG criteria, such as absolute emissions growth, diversity in leadership roles, business ethics and waste and hazardous materials management. There is minimal overlap between the 25 mostly quantitative factors and the 45 quantitative and qualitative factors utilized by the Sub-Adviser in analyzing the initial universe and the Consideration Set.
The fundamental data is organized into 12 pillars (e.g., Innovation, Financial Stability, Leadership) under which all fundamental data, both financial and ESG, is equally weighted. The Sub-Adviser then performs a fundamental deep dive, which focuses on adding human oversight and deeper qualitative research to the initial quantitative portion of the process. The deep dive analysis typically results in a portfolio of fewer than 30 companies, those with the highest ranking across all pillars, from the Consideration Set. Companies in the portfolio are equally weighted and rebalanced quarterly to equal weights.
Historically the strategy has been significantly invested in the Life Sciences, Financials, Information Technology, Materials, and Consumer Discretionary sectors. As of September 30, 2025 the Fund had significant exposure to the Information Technology and Industrials sectors. These sectors may change over time.
The process to establish the Consideration Set is renewed once annually. Should a company in the portfolio fall below expectations on any of the quantitative or fundamental criteria during the year it is replaced with a top ranked option from the Consideration Set. Cash is generally minimized in the portfolio except in periods where an immediate replacement is not available for a company that is sold or when cash is pending an investment in an available investment option.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of U.S. companies.